CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities:
Net income (loss)	$ 5,957	$ (6,713)	$ (10,693)
Adjustments required to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation	544	491	493
Share-based compensation	4,422	3,711	3,880
Retention plan associated with acquisition and other compensation in shares			370
Impairment of intangible assets			4,122
Amortization of intangible assets	943	1,347	2,372
Payment obligations related to acquisitions			27
Accrued interest on short term bank deposits	(477)
Change in:
Accrued severance pay, net	39	306	24
Trade receivables	(6,937)	(3,514)	(2,544)
Other accounts receivable and prepaid expenses	(1,435)	(392)	(29)
Other long-term assets	39	8	14
Trade payables	922	107	(279)
Deferred revenues	4,708	823	1,570
Employees and payroll accruals	4,094	973	1,101
Accrued expenses and other current liabilities	(246)	1,025	594
Deferred commissions costs	(3,876)
Deferred taxes, net	794	1,131	(1,833)
Remeasurement of long-term liability presented at fair value and other long-term liabilities		(212)	(185)
Tax deficiencies related to exercise of share options			171
Net cash provided by (used in) operating activities	9,491	(909)	(825)
Investing activities:
Purchase of property and equipment	(688)	(556)	(456)
Short-term bank deposits	(32,000)
Net cash used in investing activities	(32,688)	(556)	(456)
Financing activities:
Proceeds from exercise of share options	6,044	881	289
Payment of contingent consideration		(271)	(1,990)
Issuance of shares, net of issuance expenses		21,048
Payment of contingent payment right		(300)
Tax deficiencies related to exercise of share options			(171)
Net cash provided by (used in) financing activities	6,044	21,358	(1,872)
Foreign currency translation adjustments on cash and cash equivalents	(170)	28	(203)
Increase (decrease) in cash and cash equivalents	(17,323)	19,921	(3,356)
Cash and cash equivalents at the beginning of the year	29,087	9,166	12,522
Cash and cash equivalents at the end of the year	11,764	29,087	9,166
Supplemental disclosure of cash flow activities:
Cash paid during the year for income taxes	3,407	1,740	653
Supplemental disclosure of non-cash investing and financing activities:
Issuance expenses not yet paid		218
Issuance of shares related to acquisition			$ 224